American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
April 30, 2021

Strategic Allocation: Moderate - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 40.5%
American Century Diversified Corporate Bond ETF	541,178	28,210,581
American Century Focused Dynamic Growth ETF	361,275	28,771,110
American Century Focused Large Cap Value ETF	684,318	40,898,265
American Century Quality Diversified International ETF	578,963	29,884,275
American Century STOXX U.S. Quality Growth ETF	697,669	46,736,079
American Century STOXX U.S. Quality Value ETF	1,236,987	61,004,735
Avantis Emerging Markets Equity ETF	317,937	21,448,030
Avantis International Equity ETF	476,972	29,748,744
Avantis International Small Cap Value ETF	154,611	10,001,786
Avantis U.S. Equity ETF	872,023	63,265,269
Avantis U.S. Small Cap Value ETF	261,917	19,355,666
TOTAL AFFILIATED FUNDS (Cost $285,025,081)		379,324,540
COMMON STOCKS — 27.0%
Aerospace and Defense — 0.4%
Babcock International Group plc(2)	76,905	306,093
BAE Systems plc	132,330	924,356
CAE, Inc.(2)	4,703	147,310
General Dynamics Corp.	4,015	763,773
Lockheed Martin Corp.	1,713	651,899
Mercury Systems, Inc.(2)	2,989	224,892
Safran SA(2)	3,123	466,291
Spirit AeroSystems Holdings, Inc., Class A	3,904	178,374
Textron, Inc.	7,198	462,400
		4,125,388
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	2,365	259,819
United Parcel Service, Inc., Class B	3,440	701,278
		961,097
Airlines — 0.1%
Alaska Air Group, Inc.(2)	1,116	77,160
Ryanair Holdings plc, ADR(2)	2,430	283,945
Southwest Airlines Co.(2)	15,534	975,225
		1,336,330
Auto Components — 0.3%
Aptiv plc(2)	10,014	1,440,914
BorgWarner, Inc.	12,819	622,747
Bridgestone Corp.	6,900	276,539
Hyundai Mobis Co. Ltd.	1,538	372,239
Minth Group Ltd.	18,000	72,904
Sumitomo Rubber Industries Ltd.	13,900	172,191
Valeo SA	8,429	273,150
		3,230,684

Automobiles — 0.4%
Bayerische Motoren Werke AG	4,322	433,108
Daimler AG	12,004	1,068,341
Honda Motor Co. Ltd., ADR	18,521	552,296
Hyundai Motor Co.	1,183	224,949

Nissan Motor Co. Ltd.(2)	82,400	413,644
Tesla, Inc.(2)	1,354	960,582
		3,652,920
Banks — 1.3%
AIB Group plc(2)	45,675	133,438
Banco Bilbao Vizcaya Argentaria SA(2)	63,533	355,758
Banco Bradesco SA	23,749	90,544
Bank Central Asia Tbk PT	132,700	293,766
Bank of America Corp.	23,739	962,142
Barclays plc	332,076	803,946
BNP Paribas SA(2)	12,245	785,121
BPER Banca(2)	45,966	104,734
CaixaBank SA	126,561	404,864
Canadian Western Bank	3,487	95,888
Commerce Bancshares, Inc.	4,684	364,462
Commerzbank AG(2)	47,580	313,750
Eastern Bankshares, Inc.	12,080	257,666
FinecoBank Banca Fineco SpA(2)	3,348	57,585
HDFC Bank Ltd., ADR(2)	5,285	371,430
HSBC Holdings plc	74,800	467,413
JPMorgan Chase & Co.	7,781	1,196,796
M&T Bank Corp.	3,631	572,572
Mitsubishi UFJ Financial Group, Inc.	112,000	595,851
Mizuho Financial Group, Inc.	30,000	422,233
Regions Financial Corp.	36,590	797,662
Societe Generale SA(2)	8,918	253,692
Standard Chartered plc (London)	20,109	144,261
Sumitomo Mitsui Financial Group, Inc.	11,100	389,929
Triumph Bancorp, Inc.(2)	2,003	177,526
Truist Financial Corp.	14,736	873,992
UniCredit SpA	13,368	137,316
Westamerica Bancorporation	5,852	371,017
Wintrust Financial Corp.	1,645	126,829
		11,922,183
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(2)	473	575,400
Fevertree Drinks plc	1,629	56,462
MGP Ingredients, Inc.	1,549	93,095
PepsiCo, Inc.	5,499	792,736
Royal Unibrew A/S	707	86,361
		1,604,054
Biotechnology — 0.6%
AbbVie, Inc.	2,347	261,691
ACADIA Pharmaceuticals, Inc.(2)	2,301	47,309
Acceleron Pharma, Inc.(2)	954	119,221
ADC Therapeutics SA(2)	3,502	85,939
Alnylam Pharmaceuticals, Inc.(2)	3,443	484,224
Amgen, Inc.	2,023	484,792
Arcutis Biotherapeutics, Inc.(2)	3,486	116,781
Arena Pharmaceuticals, Inc.(2)	1,089	74,738
Argenx SE, ADR(2)	1,218	349,213
Biohaven Pharmaceutical Holding Co. Ltd.(2)	1,684	126,468
Blueprint Medicines Corp.(2)	1,406	135,426
Bridgebio Pharma, Inc.(2)	2,281	127,554
ChemoCentryx, Inc.(2)	1,673	80,856

Deciphera Pharmaceuticals, Inc.(2)	2,408	111,659
Fate Therapeutics, Inc.(2)	1,195	104,431
FibroGen, Inc.(2)	2,508	55,979
Flexion Therapeutics, Inc.(2)	6,348	49,261
Generation Bio Co.(2)	1,269	46,268
Global Blood Therapeutics, Inc.(2)	1,873	76,381
Halozyme Therapeutics, Inc.(2)	3,845	192,058
Heron Therapeutics, Inc.(2)	2,790	48,769
Horizon Therapeutics plc(2)	8,583	812,123
Immunovant, Inc.(2)	2,380	37,318
Insmed, Inc.(2)	4,389	148,041
Invitae Corp.(2)(3)	2,227	77,722
Iovance Biotherapeutics, Inc.(2)	1,079	33,924
KalVista Pharmaceuticals, Inc.(2)	2,085	52,062
Karuna Therapeutics, Inc.(2)	1,283	142,426
Kinnate Biopharma, Inc.(2)	1,645	44,119
Kymera Therapeutics, Inc.(2)	1,462	66,594
Mirati Therapeutics, Inc.(2)	559	92,917
Natera, Inc.(2)	4,754	523,035
Novavax, Inc.(2)	312	73,922
Relay Therapeutics, Inc.(2)	1,083	34,342
Sigilon Therapeutics, Inc.(2)	1,866	25,937
Turning Point Therapeutics, Inc.(2)	2,741	208,946
Ultragenyx Pharmaceutical, Inc.(2)	1,271	141,894
Vertex Pharmaceuticals, Inc.(2)	982	214,272
		5,908,612
Building Products — 0.3%
American Woodmark Corp.(2)	1,105	109,903
Johnson Controls International plc	19,802	1,234,457
Masco Corp.	7,145	456,423
Masonite International Corp.(2)	1,765	222,902
Sanwa Holdings Corp.	1,600	20,670
Trane Technologies plc	2,943	511,582
Trex Co., Inc.(2)	1,556	168,032
		2,723,969
Capital Markets — 1.2%
Ameriprise Financial, Inc.	4,772	1,233,085
Bank of New York Mellon Corp. (The)	27,941	1,393,697
BlackRock, Inc.	728	596,450
Credit Suisse Group AG(2)	49,788	521,777
flatexDEGIRO AG(2)	709	90,800
GCM Grosvenor, Inc., Class A(3)	5,225	68,918
Intercontinental Exchange, Inc.	2,776	326,763
Intermediate Capital Group plc	5,971	180,263
LPL Financial Holdings, Inc.	4,280	670,676
MarketAxess Holdings, Inc.	824	402,491
Morgan Stanley	12,068	996,213
MSCI, Inc.	1,666	809,293
Northern Trust Corp.	13,216	1,503,981
Open Lending Corp., Class A(2)	5,452	212,901
Partners Group Holding AG	329	468,650
S&P Global, Inc.	1,781	695,285
State Street Corp.	4,371	366,945
T. Rowe Price Group, Inc.	3,242	580,966

UBS Group AG	3,705	56,578
		11,175,732
Chemicals — 0.4%
Air Liquide SA	1,931	325,185
Air Products and Chemicals, Inc.	1,119	322,809
Albemarle Corp.	1,755	295,138
Axalta Coating Systems Ltd.(2)	15,294	487,726
Corbion NV	1,241	72,675
Diversey Holdings Ltd.(2)	6,833	122,994
Ecolab, Inc.	1,489	333,715
Element Solutions, Inc.	19,432	425,172
Huntsman Corp.	3,721	106,681
Kuraray Co. Ltd.	8,000	86,962
Linde plc	2,720	777,485
OCI NV(2)	2,330	54,304
Sherwin-Williams Co. (The)	1,437	393,551
Zeon Corp.	7,000	111,613
		3,916,010
Commercial Services and Supplies — 0.2%
Brink's Co. (The)	3,247	259,500
Clean Harbors, Inc.(2)	2,572	228,805
Country Garden Services Holdings Co. Ltd.	12,000	125,710
Driven Brands Holdings, Inc.(2)	4,930	140,604
Elis SA(2)	4,320	77,311
HomeServe plc	5,112	77,256
Loomis AB(3)	3,159	103,449
Park24 Co. Ltd.(2)	4,500	86,935
Republic Services, Inc.	7,839	833,286
		1,932,856
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	2,287	720,794
Cisco Systems, Inc.	6,182	314,725
F5 Networks, Inc.(2)	7,284	1,360,360
Juniper Networks, Inc.	13,179	334,615
Telefonaktiebolaget LM Ericsson, B Shares	31,215	428,711
		3,159,205
Construction and Engineering†
Arcadis NV(2)(3)	1,723	72,474
Hazama Ando Corp.	9,800	74,790
SHO-BOND Holdings Co. Ltd.	400	16,698
		163,962
Construction Materials — 0.1%
Cemex SAB de CV, ADR(2)	66,125	521,726
Consumer Finance — 0.1%
American Express Co.	3,346	513,109
Cembra Money Bank AG	561	61,002
		574,111
Containers and Packaging — 0.4%
Avery Dennison Corp.	4,537	971,689
Ball Corp.	9,566	895,760
Graphic Packaging Holding Co.	28,551	529,621
Intertape Polymer Group, Inc.	4,974	122,412
Myers Industries, Inc.	2,289	51,640
Packaging Corp. of America	2,806	414,306
SIG Combibloc Group AG(2)	2,684	65,788

Sonoco Products Co.	16,308	1,067,522
		4,118,738
Distributors — 0.1%
D'ieteren SA	1,091	118,464
Genuine Parts Co.	5,431	678,712
		797,176
Diversified Consumer Services†
Chegg, Inc.(2)	1,814	163,859
IDP Education Ltd.	1,829	31,947
		195,806
Diversified Financial Services†
Element Fleet Management Corp.	10,107	123,753
Hypoport SE(2)	81	48,814
Jaws Acquisition Corp., Class A(2)	6,992	90,616
Zenkoku Hosho Co. Ltd.	2,500	112,209
		375,392
Diversified Telecommunication Services — 0.1%
BT Group plc(2)	55,464	126,510
Cellnex Telecom SA	12,773	722,493
Verizon Communications, Inc.	4,813	278,143
		1,127,146
Electric Utilities — 0.4%
Edison International	15,800	939,310
Evergy, Inc.	5,329	340,896
Iberdrola SA	27,880	376,769
NextEra Energy, Inc.	15,059	1,167,223
Pinnacle West Capital Corp.	12,238	1,035,947
Xcel Energy, Inc.	2,641	188,303
		4,048,448
Electrical Equipment — 0.7%
AMETEK, Inc.	5,283	712,835
Eaton Corp. plc	3,178	454,232
Emerson Electric Co.	12,753	1,154,019
Generac Holdings, Inc.(2)	1,018	329,781
Hubbell, Inc.	4,728	907,823
Mabuchi Motor Co. Ltd.	1,200	48,063
Nexans SA(2)	1,015	83,359
nVent Electric plc	51,735	1,575,331
Plug Power, Inc.(2)	1,118	31,874
Rockwell Automation, Inc.	1,959	517,685
Schneider Electric SE	3,874	618,119
Sensata Technologies Holding plc(2)	3,225	186,212
		6,619,333
Electronic Equipment, Instruments and Components — 0.5%
Anritsu Corp.	3,400	66,061
CDW Corp.	1,227	218,811
Cognex Corp.	16,966	1,461,112
Comet Holding AG	287	73,590
FARO Technologies, Inc.(2)	1,089	82,595
Hexagon AB, B Shares	5,093	486,478
Jabil, Inc.	3,437	180,168
Keyence Corp.	800	384,042
Keysight Technologies, Inc.(2)	9,270	1,338,125
Littelfuse, Inc.	327	86,734
LPKF Laser & Electronics AG	306	8,119

National Instruments Corp.	2,140	88,617
nLight, Inc.(2)	4,421	129,712
TE Connectivity Ltd.	1,935	260,199
		4,864,363
Energy Equipment and Services — 0.1%
Baker Hughes Co.	18,659	374,673
Schlumberger NV	10,609	286,973
		661,646
Entertainment — 0.4%
Activision Blizzard, Inc.	3,253	296,641
Endeavor Group Holdings, Inc., Class A(2)	3,469	95,606
Live Nation Entertainment, Inc.(2)	6,521	533,940
ROBLOX Corp., Class A(2)	1,584	118,087
Roku, Inc.(2)	2,093	717,836
Sea Ltd., ADR(2)	1,246	314,665
Stillfront Group AB(2)	6,321	64,451
Walt Disney Co. (The)(2)	7,539	1,402,405
Zynga, Inc., Class A(2)	50,892	550,651
		4,094,282
Equity Real Estate Investment Trusts (REITs) — 2.4%
Americold Realty Trust	5,251	212,088
Brixmor Property Group, Inc.	13,412	299,624
Capital & Counties Properties plc(2)	64,573	161,966
CapitaLand Integrated Commercial Trust	49,500	79,861
Charter Hall Group	23,983	259,071
Comforia Residential REIT, Inc.	40	128,180
Community Healthcare Trust, Inc.	2,250	114,570
Crown Castle International Corp.	1,235	233,489
Empire State Realty Trust, Inc., Class A	25,555	291,071
Equinix, Inc.	1,887	1,360,074
Equity Residential	7,818	580,330
Essential Properties Realty Trust, Inc.	9,896	259,176
Essex Property Trust, Inc.	2,957	859,068
Extra Space Storage, Inc.	3,889	578,255
Fibra Uno Administracion SA de CV	317,495	391,834
Global Medical REIT, Inc.	7,379	105,962
Goodman Group	42,888	625,417
Healthcare Trust of America, Inc., Class A	13,470	395,614
Healthpeak Properties, Inc.	21,708	745,453
Innovative Industrial Properties, Inc.	3,128	572,831
Invincible Investment Corp.	374	134,404
Invitation Homes, Inc.	24,324	852,799
Iron Mountain, Inc.	7,639	306,477
Japan Hotel REIT Investment Corp.	121	69,291
Kilroy Realty Corp.	4,591	314,667
Klepierre SA(3)	9,102	241,577
LaSalle Logiport REIT	123	199,609
Life Storage, Inc.	5,808	557,917
Link REIT	45,300	427,318
Mapletree Commercial Trust	201,700	330,873
Mapletree Industrial Trust	25,800	54,734
Mapletree Logistics Trust	67,000	100,007
Medical Properties Trust, Inc.	9,869	217,611
MGM Growth Properties LLC, Class A	17,757	639,607
Mitsubishi Estate Logistics REIT Investment Corp.	40	165,466

National Retail Properties, Inc.	4,819	223,698
NETSTREIT Corp.	7,591	158,121
Orix JREIT, Inc.	176	310,460
PotlatchDeltic Corp.	1,886	111,953
Prologis, Inc.	24,783	2,887,963
QTS Realty Trust, Inc., Class A	5,329	354,325
Rexford Industrial Realty, Inc.	4,746	263,640
Ryman Hospitality Properties, Inc.(2)	2,418	190,176
SBA Communications Corp.	275	82,423
Scentre Group	127,654	267,178
Segro plc	20,866	289,883
Shaftesbury plc(2)(3)	18,664	162,204
Simon Property Group, Inc.	7,701	937,520
SOSiLA Logistics REIT, Inc.	221	288,475
Sun Communities, Inc.	2,879	480,304
Tritax Big Box REIT plc	23,563	61,919
UDR, Inc.	13,509	627,493
Urban Edge Properties	11,253	212,119
Ventas, Inc.	6,586	365,260
VICI Properties, Inc.	18,393	583,058
Welltower, Inc.	7,357	551,996
Weyerhaeuser Co.	8,021	310,974
Xenia Hotels & Resorts, Inc.(2)	5,936	115,336
		22,702,769
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	868	322,974
Koninklijke Ahold Delhaize NV	34,667	932,955
MARR SpA(2)	3,702	82,769
Matsumotokiyoshi Holdings Co. Ltd.	2,000	80,433
Sysco Corp.	11,910	1,009,134
Zur Rose Group AG(2)	771	256,599
		2,684,864
Food Products — 0.4%
Bakkafrost P/F(3)	1,454	115,194
Beyond Meat, Inc.(2)	158	20,805
Conagra Brands, Inc.	28,881	1,071,196
Glanbia plc	4,106	60,404
J.M. Smucker Co. (The)	5,029	658,749
Kellogg Co.	9,119	569,208
Mondelez International, Inc., Class A	7,429	451,757
Orkla ASA	46,006	468,945
Vital Farms, Inc.(2)	2,184	53,115
Whole Earth Brands, Inc.(2)	9,887	133,475
		3,602,848
Gas Utilities — 0.1%
Atmos Energy Corp.	4,839	501,272
Nippon Gas Co. Ltd.	8,100	142,515
Spire, Inc.	6,679	503,196
		1,146,983
Health Care Equipment and Supplies — 1.0%
Align Technology, Inc.(2)	1,685	1,003,468
Becton Dickinson and Co.	2,451	609,833
DexCom, Inc.(2)	1,213	468,339
Eargo, Inc.(2)	2,102	120,319
Edwards Lifesciences Corp.(2)	5,978	571,019

Envista Holdings Corp.(2)	10,596	458,595
Globus Medical, Inc., Class A(2)	1,654	118,708
Hill-Rom Holdings, Inc.	2,029	223,636
ICU Medical, Inc.(2)	601	125,170
IDEXX Laboratories, Inc.(2)	1,513	830,622
Inmode Ltd.(2)	1,207	104,200
Medtronic plc	4,338	567,931
Menicon Co. Ltd.	200	12,165
NeuroPace, Inc.(2)	3,620	87,459
Olympus Corp.	13,900	286,083
Ortho Clinical Diagnostics Holdings plc(2)	7,716	151,928
OrthoPediatrics Corp.(2)	1,566	91,611
ResMed, Inc.	674	126,692
Silk Road Medical, Inc.(2)	2,853	174,432
Tandem Diabetes Care, Inc.(2)	2,729	250,795
Teleflex, Inc.	2,322	980,999
Zimmer Biomet Holdings, Inc.	9,467	1,677,174
		9,041,178
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(2)	2,393	145,782
Alfresa Holdings Corp.	11,800	211,523
Amedisys, Inc.(2)	1,968	531,065
Cardinal Health, Inc.	16,185	976,603
Chartwell Retirement Residences	13,154	133,878
Cigna Corp.	3,523	877,262
CVS Health Corp.	6,801	519,596
Encompass Health Corp.	14,355	1,218,165
HealthEquity, Inc.(2)	3,421	259,893
Henry Schein, Inc.(2)	11,109	805,402
Humana, Inc.	660	293,858
McKesson Corp.	3,801	712,916
Option Care Health, Inc.(2)	6,441	122,894
Quest Diagnostics, Inc.	7,886	1,040,006
R1 RCM, Inc.(2)	8,160	222,605
RadNet, Inc.(2)	5,090	113,711
UnitedHealth Group, Inc.	2,192	874,170
Universal Health Services, Inc., Class B	7,297	1,082,948
		10,142,277
Health Care Technology — 0.3%
Cerner Corp.	12,941	971,222
Health Catalyst, Inc.(2)	5,333	308,781
Teladoc Health, Inc.(2)	2,553	440,009
Veeva Systems, Inc., Class A(2)	2,778	784,646
		2,504,658
Hotels, Restaurants and Leisure — 0.6%
Autogrill SpA(2)(3)	8,759	72,502
Basic-Fit NV(2)(3)	1,920	86,431
Booking Holdings, Inc.(2)	193	475,954
Brinker International, Inc.(2)	1,746	117,209
Chipotle Mexican Grill, Inc.(2)	584	871,346
Churchill Downs, Inc.	1,272	269,028
Corporate Travel Management Ltd.(2)(3)	3,447	48,850
Expedia Group, Inc.(2)	3,609	636,014
Food & Life Cos. Ltd.	3,300	147,184
Greggs plc(2)	1,946	63,496

Las Vegas Sands Corp.(2)	9,905	606,780
Planet Fitness, Inc., Class A(2)	1,401	117,670
Sodexo SA(2)	6,143	614,596
Travel & Leisure Co.	3,851	248,505
Whitbread plc(2)	8,672	388,794
Wingstop, Inc.	835	132,272
Wyndham Hotels & Resorts, Inc.	2,946	215,382
		5,112,013
Household Durables — 0.2%
Haseko Corp.	12,300	164,995
Man Wah Holdings Ltd.	42,400	88,766
Mohawk Industries, Inc.(2)	365	75,008
Open House Co. Ltd.	12,100	502,469
Sonos, Inc.(2)	4,668	186,860
Taylor Wimpey plc	223,867	555,345
Token Corp.	1,000	89,308
TopBuild Corp.(2)	831	184,798
		1,847,549
Household Products — 0.2%
Colgate-Palmolive Co.	3,700	298,590
Kimberly-Clark Corp.	3,603	480,352
Procter & Gamble Co. (The)	5,155	687,780
Reynolds Consumer Products, Inc.	2,904	85,145
		1,551,867
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	3,871	863,388
Lifco AB, B Shares	816	87,388
		950,776
Insurance — 0.7%
Aegon NV	49,967	231,563
Aflac, Inc.	20,997	1,128,169
AIA Group Ltd.	25,200	319,853
Allstate Corp. (The)	2,305	292,274
Arthur J. Gallagher & Co.	1,827	264,824
BRP Group, Inc., Class A(2)	6,102	177,080
Chubb Ltd.	6,829	1,171,788
Hartford Financial Services Group, Inc. (The)	2,943	194,120
Kinsale Capital Group, Inc.	1,313	228,475
Marsh & McLennan Cos., Inc.	2,248	305,054
Palomar Holdings, Inc.(2)	1,876	131,995
Progressive Corp. (The)	1,268	127,738
Prudential Financial, Inc.	2,661	267,058
Reinsurance Group of America, Inc.	7,185	937,858
SelectQuote, Inc.(2)	14,991	466,670
Travelers Cos., Inc. (The)	1,121	173,374
		6,417,893
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(2)	1,162	2,734,767
carsales.com Ltd.	3,743	57,181
Eventbrite, Inc., Class A(2)	4,736	111,627
Facebook, Inc., Class A(2)	2,789	906,648
Kakaku.com, Inc.	2,400	65,161
Match Group, Inc.(2)	5,194	808,342
QuinStreet, Inc.(2)	9,641	195,423
		4,879,149

Internet and Direct Marketing Retail — 0.5%
Amazon.com, Inc.(2)	799	2,770,469
ASKUL Corp.	2,700	98,769
ASOS plc(2)	6,485	467,509
BHG Group AB(2)	4,305	82,713
Chewy, Inc., Class A(2)(3)	4,614	367,828
Etsy, Inc.(2)	2,330	463,181
		4,250,469
IT Services — 1.1%
Accenture plc, Class A	2,479	718,836
Adyen NV(2)	225	553,746
Alten SA(2)	628	78,625
Amadeus IT Group SA(2)	4,021	273,822
Amdocs Ltd.	3,858	296,063
Atos SE(2)	3,470	236,306
Capgemini SE	3,106	569,165
Capita plc(2)	124,985	75,438
DigitalOcean Holdings, Inc.(2)	1,939	84,482
Edenred	6,061	343,607
Endava plc, ADR(2)	780	70,621
GDS Holdings Ltd., ADR(2)	8,040	667,079
Hennge KK(2)	300	21,276
I3 Verticals, Inc., Class A(2)	6,373	211,711
Indra Sistemas SA(2)	16,788	174,676
Mastercard, Inc., Class A	2,446	934,519
MAXIMUS, Inc.	1,711	156,796
Nuvei Corp.(2)	2,497	174,241
Okta, Inc.(2)	1,856	500,563
PayPal Holdings, Inc.(2)	3,814	1,000,374
Perficient, Inc.(2)	2,858	187,513
Repay Holdings Corp.(2)	7,709	176,151
Square, Inc., Class A(2)	1,941	475,195
Twilio, Inc., Class A(2)	2,805	1,031,679
Visa, Inc., Class A	3,887	907,848
		9,920,332
Leisure Products — 0.1%
BRP, Inc.	1,322	121,450
Brunswick Corp.	1,665	178,372
Callaway Golf Co.	6,078	175,958
Hayward Holdings, Inc.(2)	9,604	191,888
Peloton Interactive, Inc., Class A(2)	2,215	217,845
Polaris, Inc.	2,295	321,369
		1,206,882
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(2)	1,603	317,073
Agilent Technologies, Inc.	4,805	642,140
Akoya Biosciences, Inc.(2)	2,743	61,553
Bio-Techne Corp.	1,169	499,736
Lonza Group AG(2)	614	390,329
Mettler-Toledo International, Inc.(2)	648	851,031
NeoGenomics, Inc.(2)	3,409	167,007
Repligen Corp.(2)	1,952	413,258
Thermo Fisher Scientific, Inc.	1,503	706,756
Wuxi Biologics Cayman, Inc.(2)	25,000	350,945
		4,399,828

Machinery — 0.8%
CKD Corp.	4,400	92,701
Crane Co.	3,132	294,596
Cummins, Inc.	3,423	862,733
Evoqua Water Technologies Corp.(2)	6,876	196,516
FANUC Corp.	1,200	276,339
Graco, Inc.	5,145	395,136
IHI Corp.(2)	4,400	88,857
IMI plc	28,865	634,297
Japan Steel Works Ltd. (The)	3,200	77,735
Knorr-Bremse AG	2,493	305,582
Kornit Digital Ltd.(2)	939	91,797
Metso Outotec Oyj	13,684	153,727
Oshkosh Corp.	4,607	573,249
PACCAR, Inc.	4,317	388,012
Parker-Hannifin Corp.	5,053	1,585,682
Rexnord Corp.	8,412	420,011
Techtronic Industries Co. Ltd.	28,000	508,053
Timken Co. (The)	2,761	231,565
Trelleborg AB, B Shares	3,830	99,641
Tsubaki Nakashima Co. Ltd.	5,100	76,066
Weir Group plc (The)(2)	4,767	126,165
Westinghouse Air Brake Technologies Corp.	3,375	276,986
		7,755,446
Media — 0.3%
Atresmedia Corp. de Medios de Comunicacion SA(2)	15,152	72,922
Comcast Corp., Class A	6,066	340,606
Fox Corp., Class B	21,795	792,902
Future plc	3,920	127,729
Nippon Television Holdings, Inc.	6,300	82,943
Nordic Entertainment Group AB, B Shares(2)	2,144	99,455
ProSiebenSat.1 Media SE(2)	5,678	123,318
Publicis Groupe SA	8,014	518,665
TV Asahi Holdings Corp.	5,165	94,661
WPP plc	48,450	653,208
		2,906,409
Metals and Mining — 0.1%
APERAM SA	2,153	111,434
Mineral Resources Ltd.	2,640	96,414
MMC Norilsk Nickel PJSC	1,493	509,353
Nickel Mines Ltd.	81,083	70,687
OZ Minerals Ltd.	6,924	126,322
Teck Resources Ltd., Class B	9,384	198,659
		1,112,869
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	9,796	196,410
Multi-Utilities — 0.1%
NorthWestern Corp.	14,073	957,386
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	6,371	732,028
Isetan Mitsukoshi Holdings Ltd.	15,200	106,500
Magazine Luiza SA	65,348	241,203
Ryohin Keikaku Co. Ltd.	5,700	120,049
Target Corp.	1,532	317,522
		1,517,302

Oil, Gas and Consumable Fuels — 0.5%
Cimarex Energy Co.	4,301	284,726
ConocoPhillips	28,534	1,459,229
Eni SpA	30,839	367,320
Gazprom PJSC, ADR	27,567	167,159
Gazprom PJSC	58,762	179,158
Neste Oyj	6,608	399,591
Parex Resources, Inc.(2)(3)	10,706	201,638
PetroChina Co. Ltd., H Shares	842,000	304,609
Pioneer Natural Resources Co.	2,354	362,116
Surgutneftegas PJSC, Preference Shares	899,228	512,243
TOTAL SE	12,331	545,002
Whitecap Resources, Inc.	12,109	53,001
		4,835,792
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,875	189,405
Mondi plc	30,746	834,561
		1,023,966
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,278	401,037
Shiseido Co. Ltd.	9,000	654,941
		1,055,978
Pharmaceuticals — 0.7%
ALK-Abello A/S(2)	265	114,760
Arvinas, Inc.(2)	961	66,251
AstraZeneca plc, ADR	12,759	677,120
Axsome Therapeutics, Inc.(2)	1,188	71,827
Bristol-Myers Squibb Co.	9,051	564,963
Dermapharm Holding SE	1,118	97,715
Edgewise Therapeutics, Inc.(2)	2,573	73,691
GlaxoSmithKline plc	51,898	959,062
Harmony Biosciences Holdings, Inc.(2)	1,438	42,133
Laboratorios Farmaceuticos Rovi SA	962	55,766
Merck & Co., Inc.	7,920	590,040
Novartis AG	4,008	342,028
Novo Nordisk A/S, B Shares	8,788	648,268
Reata Pharmaceuticals, Inc., Class A(2)	319	32,347
Sanofi	3,532	370,303
Sanofi, ADR	9,601	502,804
Takeda Pharmaceutical Co. Ltd.	15,300	511,028
Zoetis, Inc.	1,975	341,734
		6,061,840
Professional Services — 0.3%
ASGN, Inc.(2)	1,281	134,736
CoStar Group, Inc.(2)	418	357,152
DKSH Holding AG	1,374	110,572
en-japan, Inc.	2,300	69,767
IHS Markit Ltd.	1,723	185,360
IR Japan Holdings Ltd.	800	104,785
Korn Ferry	3,263	221,525
Recruit Holdings Co. Ltd.	11,200	504,980
Teleperformance	1,057	408,154
TransUnion	2,630	275,072
Verisk Analytics, Inc.	2,062	388,068
		2,760,171

Real Estate Management and Development — 0.2%
Altus Group Ltd.	1,534	77,514
Colliers International Group, Inc.(3)	758	81,773
Colliers International Group, Inc. (Toronto)	1,344	145,471
CTP NV(2)	10,713	180,960
ESR Cayman Ltd.(2)	20,600	70,353
Fastighets AB Balder, B Shares(2)	1,276	73,520
FirstService Corp.	1,058	171,859
IWG plc(2)	18,666	94,509
Redfin Corp.(2)	1,384	97,959
Samhallsbyggnadsbolaget i Norden AB(3)	29,436	111,965
Tricon Residential, Inc.	10,390	110,227
VGP NV	837	146,100
		1,362,210
Road and Rail — 0.2%
Heartland Express, Inc.	22,610	420,320
Norfolk Southern Corp.	1,741	486,157
TFI International, Inc.	1,952	171,037
Union Pacific Corp.	1,671	371,112
		1,448,626
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.(2)	3,612	294,811
Allegro MicroSystems, Inc.(2)	2,503	61,774
Applied Materials, Inc.	4,124	547,296
ASM International NV(3)	150	45,507
ASML Holding NV	1,091	708,213
BE Semiconductor Industries NV	1,178	95,141
Broadcom, Inc.	718	327,552
Enphase Energy, Inc.(2)	1,722	239,789
Infineon Technologies AG	13,065	523,914
MACOM Technology Solutions Holdings, Inc.(2)	3,707	209,853
Marvell Technology, Inc.	15,110	683,123
Nova Measuring Instruments Ltd.(2)	1,459	137,686
NVIDIA Corp.	1,707	1,024,849
Onto Innovation, Inc.(2)	2,089	143,138
Optorun Co. Ltd.	1,600	42,815
Power Integrations, Inc.	1,786	147,899
Semtech Corp.(2)	3,552	240,613
Skyworks Solutions, Inc.	4,395	796,945
SOITEC(2)	532	107,430
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	694,967
Teradyne, Inc.	7,990	999,389
Texas Instruments, Inc.	3,371	608,499
Veeco Instruments, Inc.(2)	4,327	99,564
Xilinx, Inc.	3,750	479,850
		9,260,617
Software — 1.7%
Adobe, Inc.(2)	1,113	565,782
Atlassian Corp. plc, Class A(2)	3,143	746,651
Cadence Design Systems, Inc.(2)	10,828	1,426,806
CDK Global, Inc.	6,694	358,731
Coupa Software, Inc.(2)	1,248	335,762
Dassault Systemes SE	1,534	355,846
Descartes Systems Group, Inc. (The)(2)	846	54,120
DocuSign, Inc.(2)	4,318	962,655

Everbridge, Inc.(2)	1,033	137,089
Five9, Inc.(2)	1,054	198,120
fuboTV, Inc.(2)(3)	2,493	50,259
HubSpot, Inc.(2)	2,165	1,139,764
JFrog Ltd.(2)(3)	1,623	79,576
Manhattan Associates, Inc.(2)	9,427	1,293,762
Microsoft Corp.	17,395	4,386,671
Model N, Inc.(2)	4,347	172,924
nCino, Inc.(2)	2,432	159,028
Open Text Corp.	9,134	430,211
Palo Alto Networks, Inc.(2)	2,965	1,047,801
Paylocity Holding Corp.(2)	664	128,311
RingCentral, Inc., Class A(2)	2,202	702,328
SailPoint Technologies Holdings, Inc.(2)	3,913	191,072
salesforce.com, Inc.(2)	1,696	390,623
Sinch AB(2)	92	14,367
Splunk, Inc.(2)	2,109	266,620
Sprout Social, Inc., Class A(2)	4,744	314,480
Workday, Inc., Class A(2)	683	168,701
		16,078,060
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	5,371	1,075,059
American Eagle Outfitters, Inc.	6,334	218,966
Arko Corp.(2)	9,801	103,106
Burlington Stores, Inc.(2)	2,694	879,133
Carvana Co.(2)	1,436	409,633
Five Below, Inc.(2)	2,017	405,962
Floor & Decor Holdings, Inc., Class A(2)	4,255	471,965
Home Depot, Inc. (The)	4,737	1,533,225
Kingfisher plc(2)	76,883	379,545
Leslie's, Inc.(2)	8,116	230,657
Lithia Motors, Inc., Class A	492	189,115
Musti Group Oyj(2)	2,541	95,781
National Vision Holdings, Inc.(2)	3,575	180,216
Nextage Co. Ltd.	5,200	82,323
Pets at Home Group plc	17,717	108,722
TJX Cos., Inc. (The)	9,633	683,943
Watches of Switzerland Group plc(2)	9,951	100,760
WH Smith plc(2)	3,701	92,474
		7,240,585
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	25,828	3,395,349
HP, Inc.	21,808	743,871
		4,139,220
Textiles, Apparel and Luxury Goods — 0.4%
ANTA Sports Products Ltd.	20,000	356,768
Asics Corp.	4,300	68,326
Capri Holdings Ltd.(2)	3,574	196,856
Crocs, Inc.(2)	2,191	219,363
Dr. Martens plc(2)	12,334	82,397
lululemon athletica, Inc.(2)	2,120	710,772
LVMH Moet Hennessy Louis Vuitton SE	688	518,305
NIKE, Inc., Class B	5,827	772,777
Pandora A/S(2)	941	106,567
Puma SE(2)	3,671	387,005

VF Corp.	3,971	348,098
		3,767,234
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	18,985	245,381
NMI Holdings, Inc., Class A(2)	3,580	92,507
		337,888
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	3,053	53,223
Applied Industrial Technologies, Inc.	1,641	156,978
Ashtead Group plc	5,680	364,945
Beacon Roofing Supply, Inc.(2)	3,194	179,918
Diploma plc	3,574	141,492
Electrocomponents plc	9,878	145,387
Finning International, Inc.	7,914	205,971
Grafton Group plc	7,420	122,239
Howden Joinery Group plc(2)	11,283	126,048
MSC Industrial Direct Co., Inc., Class A	9,278	836,504
Seven Group Holdings Ltd.(3)	8,452	139,697
W.W. Grainger, Inc.	1,264	547,995
Yamazen Corp.	5,500	49,157
		3,069,554
TOTAL COMMON STOCKS (Cost $164,224,384)		253,061,067
U.S. TREASURY SECURITIES — 12.6%
U.S. Treasury Bills, 0.06%, 9/2/21(4)	100,000	99,996
U.S. Treasury Bills, 0.04%, 9/30/21(4)	115,000	114,993
U.S. Treasury Bonds, 1.125%, 5/15/40	7,800,000	6,527,016
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	200,000	232,390
U.S. Treasury Bonds, 2.50%, 2/15/45(5)	1,060,000	1,106,789
U.S. Treasury Bonds, 3.00%, 5/15/45(5)	560,000	637,744
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	114,070
U.S. Treasury Bonds, 1.375%, 8/15/50	4,600,000	3,688,984
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	1,046,970	1,232,742
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	326,203	403,526
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	1,391,045	1,800,723
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	148,245	218,515
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	730,458	1,063,776
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	985,296	1,446,225
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,110,165	1,275,984
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,991,983	3,974,725
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	2,637,135	3,111,806
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	599,539	736,037
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,888,013	1,961,928
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,638,650	6,130,321
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	5,633,928	6,131,505
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	2,922,960	3,183,368
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,443,840	4,860,758
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	3,667,356	3,999,537
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	3,875,935	4,351,717
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	6,312,120	6,976,243
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,973,506	2,224,603
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	1,980,009	2,299,960
U.S. Treasury Notes, 0.25%, 6/15/23	9,250,000	9,263,369
U.S. Treasury Notes, 0.25%, 5/31/25	9,900,000	9,750,920

U.S. Treasury Notes, 0.75%, 3/31/26		11,000,000	10,957,891
U.S. Treasury Notes, 0.50%, 4/30/27		6,500,000	6,272,881
U.S. Treasury Notes, 2.25%, 8/15/27(5)		400,000	426,539
U.S. Treasury Notes, 1.25%, 3/31/28		10,000,000	9,971,875
U.S. Treasury Notes, 0.625%, 5/15/30		1,700,000	1,564,266
U.S. Treasury Notes, 1.125%, 2/15/31		100,000	95,508
TOTAL U.S. TREASURY SECURITIES (Cost $112,580,858)			118,209,230
CORPORATE BONDS — 4.8%
Aerospace and Defense — 0.1%
Bombardier, Inc., 6.00%, 10/15/22(6)		35,000	35,053
Howmet Aerospace, Inc., 5.125%, 10/1/24		115,000	126,212
TransDigm, Inc., 6.375%, 6/15/26		50,000	51,915
TransDigm, Inc., 4.625%, 1/15/29(6)		540,000	533,050
			746,230
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		594,000	624,442
United Airlines Holdings, Inc., 5.00%, 2/1/24		85,000	87,550
			711,992
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		105,000	113,393
Automobiles — 0.1%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	12,157
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	62,468
General Motors Co., 5.15%, 4/1/38		$360,000	423,540
			498,165
Banks — 0.7%
Akbank T.A.S., 5.00%, 10/24/22		130,000	132,449
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		255,000	278,629
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	259,715
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	63,763
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	100,000	125,236
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	100,000	123,758
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	120,841
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	200,000	251,876
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	400,000	504,186
Citigroup, Inc., VRN, 3.52%, 10/27/28		$340,000	370,034
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	281,901
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	250,000	335,847
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	150,000	180,641
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	161,019
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	516,060
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	400,000	500,139
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	100,907
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	50,000	81,125
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	400,000	525,212
Intercorp Financial Services, Inc., 4.125%, 10/19/27(6)		$305,000	296,582
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	300,936
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	392,960
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	206,613
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$405,000	400,479
			6,510,908
Beverages†
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	442,733

Biotechnology — 0.1%
AbbVie, Inc., 4.55%, 3/15/35		110,000	130,398
AbbVie, Inc., 4.40%, 11/6/42		240,000	278,064
Gilead Sciences, Inc., 3.65%, 3/1/26		390,000	430,725
			839,187
Capital Markets — 0.1%
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	123,939
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	211,470
Goldman Sachs Group, Inc. (The), VRN, 3.69%, 6/5/28		$265,000	292,232
MDGH - GMTN B.V., 3.25%, 4/28/22(6)		102,000	105,051
			732,692
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(6)		82,000	90,727
Olin Corp., 5.125%, 9/15/27		60,000	62,716
			153,443
Consumer Finance — 0.1%
Navient Corp., 4.875%, 3/15/28		630,000	618,345
Containers and Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(6)		396,000	394,769
Ball Corp., 5.25%, 7/1/25		35,000	39,659
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(6)		30,000	30,168
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(6)		20,000	21,675
Sealed Air Corp., 5.125%, 12/1/24(6)		80,000	87,350
			573,621
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		220,000	233,664
Diversified Financial Services — 0.3%
Fiore Capital LLC, VRDN, 0.17%, 5/7/21 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
Diversified Telecommunication Services — 0.2%
Altice France SA, 7.375%, 5/1/26(6)		175,000	181,659
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	166,846
AT&T, Inc., 3.55%, 9/15/55(6)		$106,000	97,832
AT&T, Inc., 3.80%, 12/1/57(6)		193,000	184,422
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	210,859
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	49,508
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$100,000	110,300
Lumen Technologies, Inc., 5.80%, 3/15/22		20,000	20,655
Ooredoo International Finance Ltd., 3.75%, 6/22/26(6)		153,000	168,930
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		205,000	212,823
Verizon Communications, Inc., 4.40%, 11/1/34		275,000	320,953
			1,724,787
Electric Utilities — 0.2%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		90,000	97,699
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		230,000	249,953
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	272,979
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	146,390
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	67,737
Exelon Corp., 4.45%, 4/15/46		190,000	223,159
Greenko Investment Co., 4.875%, 8/16/23(6)		102,000	105,004
Israel Electric Corp. Ltd., 6.875%, 6/21/23(6)		102,000	114,551
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	96,519
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(6)		40,000	43,290
Northern States Power Co., 3.20%, 4/1/52		160,000	164,877
NRG Energy, Inc., 7.25%, 5/15/26		50,000	51,836

Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 3.00%, 6/30/30		500,000	494,375
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	53,889
Virginia Electric and Power Co., 2.45%, 12/15/50		140,000	123,100
			2,305,358
Energy Equipment and Services†
Precision Drilling Corp., 5.25%, 11/15/24		65,000	62,603
Equity Real Estate Investment Trusts (REITs) — 0.1%
EPR Properties, 4.95%, 4/15/28		374,000	391,377
Equinix, Inc., 5.375%, 5/15/27		70,000	75,225
Iron Mountain, Inc., 4.875%, 9/15/29(6)		675,000	688,844
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	97,152
			1,252,598
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46		90,000	96,479
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	74,749
			171,228
Food Products — 0.1%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(6)		$130,000	135,109
MHP SE, 7.75%, 5/10/24(6)		128,000	135,611
Post Holdings, Inc., 4.625%, 4/15/30(6)		560,000	566,300
			837,020
Gas Utilities†
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		204,000	225,018
Health Care Providers and Services — 0.2%
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(6)		60,000	62,775
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(6)		17,000	18,732
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(6)		42,000	39,750
CVS Health Corp., 4.30%, 3/25/28		141,000	160,550
CVS Health Corp., 4.78%, 3/25/38		475,000	568,683
DaVita, Inc., 4.625%, 6/1/30(6)		510,000	517,012
Team Health Holdings, Inc., 6.375%, 2/1/25(6)		40,000	35,500
Tenet Healthcare Corp., 6.75%, 6/15/23		40,000	43,730
Tenet Healthcare Corp., 5.125%, 5/1/25		100,000	101,325
Tenet Healthcare Corp., 6.125%, 10/1/28(6)		405,000	427,883
			1,975,940
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(6)		232,000	235,468
Boyd Gaming Corp., 6.375%, 4/1/26		35,000	36,181
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(6)		555,000	560,210
Golden Nugget, Inc., 6.75%, 10/15/24(6)		120,000	121,650
McDonald's Corp., MTN, 4.70%, 12/9/35		80,000	96,387
MGM Resorts International, 6.00%, 3/15/23		130,000	139,313
Penn National Gaming, Inc., 5.625%, 1/15/27(6)		150,000	156,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(6)		150,000	160,366
			1,505,575
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	515,346
Meritage Homes Corp., 5.125%, 6/6/27		160,000	179,600
			694,946
Industrial Conglomerates — 0.1%
General Electric Co., 4.35%, 5/1/50		450,000	501,887
Insurance†
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	276,506
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		$153,000	166,096

Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	344,771
Meituan, 3.05%, 10/28/30(6)		500,000	486,920
Prosus NV, 3.68%, 1/21/30(6)		500,000	523,449
			1,355,140
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	99,506
Media — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(6)		145,000	151,706
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(6)		520,000	520,650
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		40,000	53,015
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		225,000	248,259
CSC Holdings LLC, 5.875%, 9/15/22		100,000	105,165
Discovery Communications LLC, 5.20%, 9/20/47		215,000	252,715
DISH DBS Corp., 5.00%, 3/15/23		135,000	141,463
DISH DBS Corp., 5.875%, 11/15/24		140,000	151,638
Gray Television, Inc., 5.875%, 7/15/26(6)		75,000	77,953
Lamar Media Corp., 3.75%, 2/15/28		550,000	555,596
TEGNA, Inc., 4.625%, 3/15/28		680,000	695,327
ViacomCBS, Inc., 4.375%, 3/15/43		165,000	178,891
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	130,034
			3,262,412
Metals and Mining — 0.3%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(6)		$400,000	409,000
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		160,000	164,700
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(6)		452,000	461,110
Constellium SE, 3.75%, 4/15/29(6)		256,000	250,886
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	153,000
First Quantum Minerals Ltd., 6.50%, 3/1/24(6)		250,000	256,779
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	216,958
Minera Mexico SA de CV, 4.50%, 1/26/50(6)		500,000	528,750
Teck Resources Ltd., 6.25%, 7/15/41		230,000	292,333
			2,733,516
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(6)		153,000	160,958
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	85,894
NiSource, Inc., 5.65%, 2/1/45		200,000	265,273
			512,125
Oil, Gas and Consumable Fuels — 0.5%
Antero Resources Corp., 7.625%, 2/1/29(6)		220,000	238,854
BP Capital Markets America, Inc., 2.94%, 6/4/51		230,000	209,481
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	72,013
Ecopetrol SA, 5.875%, 5/28/45		395,000	421,190
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	421,490
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(6)		500,000	490,239
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(6)		140,000	146,598
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(6)		140,000	194,978
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		300,000	399,573
MEG Energy Corp., 6.50%, 1/15/25(6)		58,000	59,994
MEG Energy Corp., 5.875%, 2/1/29(6)		220,000	225,786
MPLX LP, 4.50%, 4/15/38		32,000	35,187
NuStar Logistics LP, 4.75%, 2/1/22		40,000	40,634
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	40,898
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	71,470
Petroleos Mexicanos, 6.50%, 3/13/27		140,000	148,225

Petroleos Mexicanos, 5.50%, 6/27/44	230,000	187,418
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	500,000	545,735
SM Energy Co., 5.00%, 1/15/24	80,000	76,755
Southwestern Energy Co., 6.45%, 1/23/25	100,000	108,125
Suncor Energy, Inc., 3.75%, 3/4/51	200,000	200,380
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	84,000	84,278
		4,419,301
Personal Products†
Avon Products, Inc., 6.50%, 3/15/23	45,000	48,347
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 6.125%, 4/15/25(6)	195,000	199,345
Viatris, Inc., 4.00%, 6/22/50(6)	375,000	373,483
		572,828
Real Estate Management and Development†
Howard Hughes Corp. (The), 4.375%, 2/1/31(6)	402,000	398,483
Road and Rail†
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	18,000	22,844
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	160,000	193,607
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	70,000	80,975
United Rentals North America, Inc., 5.50%, 5/15/27	85,000	90,738
		388,164
Software†
Oracle Corp., 4.00%, 7/15/46	360,000	376,652
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.375%, 3/15/51	180,000	157,426
Rent-A-Center, Inc., 6.375%, 2/15/29(6)	160,000	173,720
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	70,000	71,006
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	100,000	102,364
		504,516
Technology Hardware, Storage and Peripherals†
NCR Corp., 5.125%, 4/15/29(6)	335,000	345,050
Western Digital Corp., 4.75%, 2/15/26	60,000	66,600
		411,650
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(6)	115,000	121,301
Thrifts and Mortgage Finance†
United Wholesale Mortgage LLC, 5.50%, 4/15/29(6)	360,000	354,251
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(6)	70,000	71,706
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	500,000	520,270
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	500,000	567,072
		1,087,342
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(6)	228,000	242,251
Millicom International Cellular SA, 5.125%, 1/15/28(6)	229,500	242,529
Sprint Corp., 7.25%, 9/15/21	120,000	122,694
Sprint Corp., 7.875%, 9/15/23	75,000	85,594
Sprint Corp., 7.125%, 6/15/24	205,000	237,004
T-Mobile USA, Inc., 4.75%, 2/1/28	347,000	371,290
T-Mobile USA, Inc., 2.625%, 2/15/29	140,000	136,555
T-Mobile USA, Inc., 3.50%, 4/15/31	152,000	154,470
		1,592,387
TOTAL CORPORATE BONDS (Cost $43,454,114)		44,683,562

SOVEREIGN GOVERNMENTS AND AGENCIES — 4.2%
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	1,012,916
Australia Government Bond, 3.00%, 3/21/47	AUD	820,000	678,647
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	339,051
			2,030,614
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(6)	EUR	172,000	219,941
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	185,000	236,973
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	121,000	233,029
			689,943
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	74,000	149,015
Canada — 0.4%
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,500,000	1,181,316
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	492,505
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	707,103
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	400,188
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	510,530
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	33,102
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	100,993
			3,425,737
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	232,022
China — 1.1%
China Government Bond, 2.88%, 11/5/23	CNY	34,000,000	5,271,020
China Government Bond, 3.25%, 6/6/26	CNY	750,000	117,402
China Government Bond, 3.29%, 5/23/29	CNY	550,000	85,538
China Government Bond, 2.68%, 5/21/30	CNY	24,800,000	3,672,749
China Government Bond, 3.39%, 3/16/50	CNY	10,430,000	1,525,183
			10,671,892
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	121,309
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	101,874
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	96,835
			198,709
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	219,000	314,112
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	2,250,000	2,635,649
			2,949,761
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	6,000,000,000	463,907
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	379,267
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	229,420
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,748,564
			1,977,984
Japan — 1.0%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	244,917
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	173,800,000	2,101,539
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,829,156
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	312,082
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	4,140,468

Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	77,563,550	718,575
			9,346,737
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	255,075
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	462,182
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	785,313
			1,247,495
Namibia — 0.1%
Namibia International Bond, 5.25%, 10/29/25		400,000	422,816
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(6)(7)	EUR	152,000	183,562
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	506,000	640,193
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	82,000	157,527
			981,282
Norway†
Norway Government Bond, 2.00%, 5/24/23(6)	NOK	405,000	50,177
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	1,880,000	233,968
			284,145
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	213,452
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		100,000	139,837
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	223,848
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	74,519
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	293,612
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(6)	EUR	100,000	135,039
Spain Government Bond, 1.60%, 4/30/25(6)	EUR	132,000	170,991
Spain Government Bond, 5.15%, 10/31/28(6)	EUR	47,000	77,600
Spain Government Bond, 5.15%, 10/31/44(6)	EUR	9,000	19,497
			403,127
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	490,449
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	107,146
			597,595
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	142,020
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	419,069
			561,089
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36		$400,000	392,964
United Kingdom — 0.1%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	800,000	1,091,723
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	91,344
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $37,384,289)			39,910,820
COMMERCIAL PAPER(8) — 1.8%
Nordea Bank Abp, 0.19%, 7/13/21(6)		3,900,000	3,899,207
Ridgefield Funding Co. LLC, 0.19%, 11/2/21(6)		3,050,000	3,046,927

Societe Generale SA, 0.19%, 10/21/21(6)	3,020,000	3,017,650
Toronto-Dominion Bank (The), 0.23%, 4/11/22(6)	6,610,000	6,596,595
TOTAL COMMERCIAL PAPER (Cost $16,558,271)		16,560,379
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	192,502
California Infrastructure & Economic Development Bank Rev., (Morningstar Enterprises LLC), VRDN, 0.11%, 5/7/21 (LOC: Wells Fargo Bank N.A.)	220,000	220,000
Kansas City Rev., VRDN, 0.14%, 5/7/21 (LOC: JPMorgan Chase & Co.)	210,000	210,000
Maricopa County Industrial Development Authority Rev., (San Clemente Apartments LP), VRDN, 0.12%, 5/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	100,000	100,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	41,300
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	20,848
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,742,531
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.03%, 5/3/21 (GA: Chevron Corp.)	250,000	250,000
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	218,562
New York City GO, 6.27%, 12/1/37	40,000	57,300
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	237,072
Orange County Housing Finance Authority Rev., (Marbella Pointe Development Group LLLP), VRDN, 0.10%, 5/7/21 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	350,000	356,497
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	176,130
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	232,611
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	183,147
State of California GO, 4.60%, 4/1/38	100,000	115,919
State of California GO, 7.55%, 4/1/39	60,000	98,829
State of California GO, 7.30%, 10/1/39	90,000	139,363
State of Ohio Rev., VRDN, 0.05%, 5/7/21	350,000	350,000
State of Texas Rev., 4.00%, 8/26/21	3,980,000	4,029,079
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.12%, 5/7/21 (LOC: Bank of America N.A.)	835,000	835,000
Tennis for Charity, Inc. Rev., VRDN, 0.08%, 5/7/21 (LOC: JPMorgan Chase Bank N.A.)	860,000	860,000
TOTAL MUNICIPAL SECURITIES (Cost $15,235,715)		15,666,690
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.58%, (3-month LIBOR plus 2.40%), 10/25/31(6)	625,000	626,950
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.74%, (3-month LIBOR plus 1.55%), 5/15/30(6)	600,000	601,840
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.79%, (3-month LIBOR plus 1.60%), 4/17/33(6)	725,000	729,128
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.64%, (3-month LIBOR plus 1.45%), 4/20/31(6)	550,000	548,523
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.59%, (3-month LIBOR plus 1.40%), 4/17/31(6)	625,000	623,331
Dryden CLO Ltd., Series 2019-72A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.65%), 5/15/32(6)	550,000	552,290
Dryden Senior Loan Fund, Series 2017-50A, Class A1R, VRN, 1.18%, (3-month LIBOR plus 1.00%), 7/15/30(6)	450,000	450,000
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.23%, (3-month LIBOR plus 2.05%), 4/15/33(6)	400,000	392,508
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.33%, (3-month LIBOR plus 3.15%), 4/15/33(6)	200,000	201,394
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 2.93%, (3-month LIBOR plus 2.75%), 7/24/31(6)	725,000	730,615
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.44%, (3-month LIBOR plus 2.25%), 1/17/34(6)	350,000	347,476
Flatiron CLO Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(6)	500,000	500,578
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class A, VRN, 1.49%, (3-month LIBOR plus 1.30%), 10/20/32(6)	600,000	601,390
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.31%, (3-month LIBOR plus 1.12%), 7/20/31(6)	350,000	350,808
Kayne CLO Ltd., Series 2020-9A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.60%), 1/15/34(6)	500,000	502,352
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.79%, (3-month LIBOR plus 1.60%), 7/20/31(6)	500,000	499,307
Logan CLO I Ltd., Series 2021-1A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.90%), 7/20/34(6)(9)	425,000	425,000
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.60%), 1/15/33(6)	500,000	498,430

Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.68%, (3-month LIBOR plus 1.50%), 4/15/31(6)	600,000	598,081
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.79%, (3-month LIBOR plus 1.60%), 10/18/31(6)	525,000	525,900
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.35%, (3-month LIBOR plus 2.10%), 1/25/32(6)	450,000	451,794
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.04%, (3-month LIBOR plus 2.85%), 1/20/31(6)	250,000	250,890
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.79%, (3-month LIBOR plus 2.60%), 1/20/33(6)	375,000	378,486
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 10/19/32(6)	500,000	500,859
OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, VRN, 3.07%, (3-month LIBOR plus 2.90%), 2/20/34(6)	375,000	376,766
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.01%, (3-month LIBOR plus 1.83%), 7/20/31(6)	550,000	550,979
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.63%, (3-month LIBOR plus 2.45%), 10/15/32(6)	475,000	477,432
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(6)	400,000	400,428
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 4/18/33(6)	1,000,000	1,004,165
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,630,441)		14,697,700
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	8,837	9,092
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.69%, 3/25/35	38,061	38,783
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.62%, 6/25/34	78,209	79,877
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.19%, 8/25/34	72,055	73,787
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.76%, (1-month LIBOR plus 3.65%), 2/25/40(6)	290,000	300,198
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 10/25/34	70,255	72,738
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.88%, 6/25/34	27,054	27,100
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.96%, 5/25/34	58,454	57,676
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	77,164	78,995
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(6)	5,012	5,079
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.17%, 11/21/34	225,522	228,029
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.20%, 11/25/35	50,771	50,738
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.78%, 2/25/35	62,513	63,035
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.78%, 2/25/35	19,535	19,759
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(6)	32,685	32,731
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(6)	61,659	63,082
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.43%, 7/25/34	45,249	46,644
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	39,943	41,322
		1,288,665
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 11/25/23	320,010	326,328
FHLMC, Series 2014-DN2, Class M3, VRN, 3.71%, (1-month LIBOR plus 3.60%), 4/25/24	280,825	280,495
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.86%, (1-month LIBOR plus 3.75%), 9/25/24	925,956	952,913
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.11%, (1-month LIBOR plus 5.00%), 12/25/28	630,211	668,422
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.46%, (1-month LIBOR plus 1.35%), 3/25/29	5,121	5,128
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.01%, (1-month LIBOR plus 3.90%), 4/25/29	1,461,303	1,522,927
FNMA, Series 2014-C02, Class 1M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	241,037	241,261
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	507,486	513,067
FNMA, Series 2015-C03, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 7/25/25	610,940	626,257
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	251,006	266,514
FNMA, Series 2016-C03, Class 2M2, VRN, 6.01%, (1-month LIBOR plus 5.90%), 10/25/28	158,200	167,621
FNMA, Series 2017-C03, Class 1M2, VRN, 3.11%, (1-month LIBOR plus 3.00%), 10/25/29	116,684	120,032
FNMA, Series 2018-C04, Class 2M2, VRN, 2.66%, (1-month LIBOR plus 2.55%), 12/25/30	870,924	889,689
		6,580,654
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,414,987)		7,869,319

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.67%, (12-month LIBOR plus 1.87%), 7/1/36	25,871	27,465
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	76,497	81,935
FHLMC, VRN, 2.52%, (1-year H15T1Y plus 2.26%), 4/1/37	78,934	84,207
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	26,026	27,151
FHLMC, VRN, 3.46%, (12-month LIBOR plus 1.88%), 5/1/41	15,502	16,194
FHLMC, VRN, 3.08%, (12-month LIBOR plus 1.86%), 7/1/41	59,445	63,209
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.64%), 2/1/43	14,702	15,074
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	308	309
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	8,320	8,356
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	44,341	46,254
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	60,233	62,823
FNMA, VRN, 1.79%, (6-month LIBOR plus 1.54%), 9/1/35	13,455	14,028
FNMA, VRN, 2.44%, (1-year H15T1Y plus 2.16%), 3/1/38	68,065	72,447
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	11,758	12,232
FNMA, VRN, 2.27%, (12-month LIBOR plus 1.85%), 3/1/40	15,406	16,367
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	25,426	26,886
		574,937
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, 8.00%, 6/1/26	2,735	2,788
FHLMC, 8.00%, 6/1/26	127	140
FHLMC, 7.00%, 8/1/29	582	644
FHLMC, 8.00%, 7/1/30	3,351	4,038
FHLMC, 5.50%, 12/1/33	81,369	93,432
FHLMC, 6.50%, 5/1/34	4,812	5,724
FHLMC, 5.50%, 6/1/35	2,167	2,429
FHLMC, 5.00%, 9/1/35	1,448	1,677
FHLMC, 5.00%, 9/1/35	1,411	1,633
FHLMC, 5.50%, 10/1/35	10,509	12,049
FHLMC, 5.50%, 10/1/35	5,489	6,160
FHLMC, 5.00%, 11/1/35	55,800	64,949
FHLMC, 5.00%, 11/1/35	30,184	34,954
FHLMC, 6.50%, 3/1/36	409	459
FHLMC, 6.50%, 3/1/36	1,283	1,442
FHLMC, 5.50%, 1/1/38	46,636	54,434
FHLMC, 6.00%, 2/1/38	29,938	35,666
FHLMC, 6.00%, 11/1/38	128,134	149,196
FNMA, 7.00%, 5/1/26	1,274	1,348
FNMA, 7.00%, 6/1/26	515	570
FNMA, 6.50%, 4/1/29	4,283	4,817
FNMA, 6.50%, 6/1/29	7,428	8,349
FNMA, 6.50%, 6/1/29	4,994	5,616
FNMA, 7.00%, 7/1/29	678	680
FNMA, 6.50%, 8/1/29	5,525	6,313
FNMA, 7.00%, 3/1/30	3,520	3,871
FNMA, 7.50%, 9/1/30	2,899	3,395
FNMA, 6.50%, 9/1/31	20,861	23,458
FNMA, 7.00%, 9/1/31	10,717	11,345
FNMA, 6.50%, 1/1/32	3,744	4,211
FNMA, 5.50%, 6/1/33	27,230	31,548
FNMA, 5.50%, 8/1/33	213,944	248,192
FNMA, 5.00%, 11/1/33	158,925	183,064
FNMA, 5.50%, 1/1/34	113,611	130,968
FNMA, 3.50%, 3/1/34	132,025	142,016

FNMA, 5.50%, 9/1/34	7,421	8,638
FNMA, 5.50%, 10/1/34	7,609	8,767
FNMA, 6.00%, 10/1/34	18,216	20,510
FNMA, 5.00%, 11/1/34	43,046	47,726
FNMA, 5.50%, 3/1/35	601	674
FNMA, 5.50%, 3/1/35	2,128	2,384
FNMA, 5.50%, 3/1/35	2,341	2,624
FNMA, 5.50%, 3/1/35	9,059	10,545
FNMA, 5.50%, 3/1/35	5,835	6,618
FNMA, 5.00%, 4/1/35	7,128	7,996
FNMA, 6.00%, 5/1/35	3,208	3,730
FNMA, 6.00%, 6/1/35	3,909	4,405
FNMA, 6.00%, 6/1/35	969	1,096
FNMA, 6.00%, 6/1/35	330	377
FNMA, 5.00%, 7/1/35	38,174	44,171
FNMA, 5.50%, 7/1/35	6,267	7,178
FNMA, 6.00%, 7/1/35	18,332	21,821
FNMA, 6.00%, 7/1/35	2,760	3,107
FNMA, 6.00%, 7/1/35	7,994	9,028
FNMA, 5.50%, 8/1/35	4,011	4,593
FNMA, 5.50%, 9/1/35	4,269	4,781
FNMA, 5.50%, 9/1/35	368	428
FNMA, 5.50%, 9/1/35	250	291
FNMA, 5.50%, 9/1/35	7,073	8,229
FNMA, 5.50%, 9/1/35	27,789	32,331
FNMA, 5.00%, 10/1/35	6,313	7,204
FNMA, 5.50%, 10/1/35	77,175	89,790
FNMA, 6.00%, 10/1/35	16,020	18,404
FNMA, 5.50%, 11/1/35	39,683	46,173
FNMA, 6.00%, 11/1/35	4,939	5,563
FNMA, 6.50%, 11/1/35	2,379	2,733
FNMA, 6.50%, 12/1/35	4,507	5,085
FNMA, 6.50%, 4/1/36	2,771	3,190
FNMA, 6.00%, 8/1/36	3,066	3,615
FNMA, 5.00%, 10/1/36	24,815	27,494
FNMA, 5.00%, 11/1/36	22,669	25,131
FNMA, 5.50%, 1/1/37	222,237	258,725
FNMA, 6.00%, 5/1/37	4,135	4,916
FNMA, 6.00%, 7/1/37	1,123	1,330
FNMA, 6.50%, 8/1/37	1,608	1,848
FNMA, 6.50%, 8/1/37	378,860	410,364
FNMA, 5.00%, 4/1/40	487,450	564,335
FNMA, 5.00%, 6/1/41	378,819	437,926
FNMA, 6.50%, 8/1/47	16,898	18,357
FNMA, 6.50%, 9/1/47	34,090	36,899
FNMA, 6.50%, 9/1/47	1,643	1,782
FNMA, 6.50%, 9/1/47	17,997	19,475
GNMA, 9.00%, 4/20/25	339	371
GNMA, 7.50%, 10/15/25	1,335	1,356
GNMA, 6.00%, 4/15/26	383	431
GNMA, 7.50%, 6/15/26	1,296	1,324
GNMA, 7.00%, 12/15/27	7,312	7,342
GNMA, 7.50%, 12/15/27	2,609	2,713
GNMA, 6.00%, 5/15/28	4,603	5,175
GNMA, 6.50%, 5/15/28	4,109	4,597

GNMA, 7.00%, 5/15/31	11,626	13,684
GNMA, 5.50%, 11/15/32	34,083	39,453
GNMA, 6.50%, 10/15/38	541,323	649,114
GNMA, 4.50%, 5/20/41	493,729	553,356
GNMA, 4.50%, 6/15/41	216,272	248,484
GNMA, 3.50%, 4/20/45	85,571	92,180
GNMA, 2.50%, 2/20/47	58,813	61,599
		5,215,141
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $5,243,755)		5,790,078
ASSET-BACKED SECURITIES — 0.5%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(6)	159,409	163,365
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(6)	600,000	602,546
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(6)	1,800,000	1,833,620
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(6)	63,571	63,713
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(6)	25,991	26,585
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(6)	353,121	365,080
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(6)	656,144	681,863
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	43,475	45,191
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(6)	232,430	233,826
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	398,805	418,635
TOTAL ASSET-BACKED SECURITIES (Cost $4,312,081)		4,434,424
PREFERRED STOCKS — 0.2%
Diversified Telecommunication Services — 0.1%
Orange SA, MTN, VRN, 4.00%	150,000	183,571
Telefonica Europe BV, 3.00%	400,000	495,691
Telefonica Europe BV, 5.875%	100,000	134,351
		813,613
Electric Utilities†
Enel SpA, 2.25%	200,000	252,638
Insurance — 0.1%
Allianz SE, 3.375%	100,000	131,646
Allianz SE, MTN, 4.75%	200,000	266,569
AXA SA, MTN, 6.69%	50,000	84,868
Credit Agricole Assurances SA, 4.25%	200,000	268,963
Intesa Sanpaolo Vita SpA, 4.75%	100,000	133,120
		885,166
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	300,000	382,748
TOTAL PREFERRED STOCKS (Cost $2,209,724)		2,334,165
CERTIFICATES OF DEPOSIT — 0.2%
Banks — 0.2%
Skandinaviska Enskilda Banken AB, 0.18%, 10/4/21 (Cost $1,700,000)	1,700,000	1,700,170
EXCHANGE-TRADED FUNDS†
iShares MSCI EAFE Value ETF	1,418	73,580
iShares Russell Mid-Cap Value ETF	510	58,375
TOTAL EXCHANGE-TRADED FUNDS (Cost $113,041)		131,955
RIGHTS†
Capital Markets†
Credit Suisse Group AG(2) (Cost $—)	49,788	545

TEMPORARY CASH INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $32,330,915)	32,330,915	32,330,915
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(10) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $866,632)	866,632	866,632
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $743,284,288)		937,572,191
OTHER ASSETS AND LIABILITIES†		(345,649)
TOTAL NET ASSETS — 100.0%		$937,226,542

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,318,326	AUD	2,981,309	Bank of America N.A.	6/16/21	$21,223
BRL	3,837,266	USD	683,700	Goldman Sachs & Co.	6/16/21	19,997
BRL	3,813,836	USD	665,127	Goldman Sachs & Co.	6/16/21	34,273
BRL	1,525,534	USD	267,183	Goldman Sachs & Co.	6/16/21	12,577
USD	687,005	BRL	3,837,266	Goldman Sachs & Co.	6/16/21	(16,692)
CAD	485,407	USD	386,501	Morgan Stanley	6/16/21	8,448
CAD	33,094	USD	26,467	Morgan Stanley	6/30/21	461
CAD	51,519	USD	41,120	Morgan Stanley	6/30/21	800
CAD	81,960	USD	65,608	Morgan Stanley	6/30/21	1,081
USD	1,036,837	CAD	1,302,651	Morgan Stanley	6/16/21	(23,059)
USD	1,158,012	CAD	1,450,358	Morgan Stanley	6/16/21	(22,065)
USD	21,986	CAD	27,491	Morgan Stanley	6/30/21	(383)
USD	277,291	CAD	345,213	Morgan Stanley	6/30/21	(3,601)
USD	133,799	CAD	166,573	Morgan Stanley	6/30/21	(1,738)
USD	9,755	CAD	12,222	Morgan Stanley	6/30/21	(190)
USD	19,277	CAD	24,082	Morgan Stanley	6/30/21	(318)
USD	10,179	CAD	12,787	Morgan Stanley	6/30/21	(226)
USD	11,018	CAD	13,875	Morgan Stanley	6/30/21	(272)
USD	8,417	CAD	10,630	Morgan Stanley	6/30/21	(232)
USD	24,944	CAD	31,393	Morgan Stanley	6/30/21	(600)
USD	134,047	CAD	168,276	Morgan Stanley	6/30/21	(2,876)
USD	14,969	CAD	18,715	Morgan Stanley	6/30/21	(259)
USD	1,112,593	CHF	1,026,601	Morgan Stanley	6/16/21	(12,794)
USD	329,189	CLP	235,837,226	Goldman Sachs & Co.	6/16/21	(2,551)
USD	3,438,195	CNY	22,498,858	Goldman Sachs & Co.	6/16/21	(25,233)
USD	5,157,819	CNY	34,041,605	Goldman Sachs & Co.	6/16/21	(82,475)
COP	2,516,615,158	USD	709,747	Goldman Sachs & Co.	6/16/21	(40,679)
CZK	7,721,083	USD	348,503	UBS AG	6/16/21	10,448
USD	441,532	CZK	9,648,358	UBS AG	6/16/21	(7,017)
USD	67,336	DKK	417,393	UBS AG	6/16/21	(194)
EUR	633,711	USD	759,772	JPMorgan Chase Bank N.A.	5/19/21	2,329
EUR	53,131	USD	63,563	Credit Suisse AG	6/30/21	388
EUR	11,499	USD	13,854	Credit Suisse AG	6/30/21	(13)
EUR	26,036	USD	30,612	Credit Suisse AG	6/30/21	727
EUR	32,141	USD	38,331	Credit Suisse AG	6/30/21	355
USD	8,350,302	EUR	6,972,414	JPMorgan Chase Bank N.A.	5/19/21	(34,720)
USD	1,278,456	EUR	1,069,625	Credit Suisse AG	6/30/21	(9,002)
USD	537,645	EUR	449,822	Credit Suisse AG	6/30/21	(3,786)
USD	16,838	EUR	14,172	Credit Suisse AG	6/30/21	(220)
USD	16,253	EUR	13,784	Credit Suisse AG	6/30/21	(338)
USD	28,256	EUR	23,976	Credit Suisse AG	6/30/21	(604)

USD	33,151	EUR	28,196	Credit Suisse AG	6/30/21	(787)
USD	14,161	EUR	11,978	Credit Suisse AG	6/30/21	(257)
USD	61,569	EUR	51,736	Credit Suisse AG	6/30/21	(703)
USD	40,023	EUR	33,206	Credit Suisse AG	6/30/21	55
USD	23,278	EUR	19,382	Credit Suisse AG	6/30/21	(50)
USD	23,804	EUR	19,660	Credit Suisse AG	6/30/21	140
GBP	100,000	USD	137,658	Bank of America N.A.	6/16/21	461
GBP	178,141	USD	246,475	Bank of America N.A.	6/16/21	(429)
GBP	31,247	USD	42,942	JPMorgan Chase Bank N.A.	6/30/21	219
USD	43,320	GBP	30,978	Bank of America N.A.	6/16/21	533
USD	1,086,927	GBP	791,479	Bank of America N.A.	6/16/21	(6,255)
USD	1,652,748	GBP	1,186,169	JPMorgan Chase Bank N.A.	6/30/21	14,333
USD	58,284	GBP	42,417	JPMorgan Chase Bank N.A.	6/30/21	(305)
USD	69,481	GBP	49,967	JPMorgan Chase Bank N.A.	6/30/21	463
HUF	100,526,710	USD	332,782	UBS AG	6/16/21	2,747
USD	303,924	HUF	92,757,603	UBS AG	6/16/21	(5,674)
USD	43,600	IDR	632,117,603	Goldman Sachs & Co.	6/16/21	133
ILS	1,238,314	USD	372,492	UBS AG	6/16/21	8,892
USD	333,161	ILS	1,100,598	UBS AG	6/16/21	(5,809)
USD	671,445	INR	50,558,458	Goldman Sachs & Co.	6/16/21	(5,773)
JPY	45,123,566	USD	414,976	Bank of America N.A.	5/19/21	(2,062)
JPY	40,591,895	USD	375,701	Bank of America N.A.	5/19/21	(4,255)
JPY	3,519,180	USD	32,427	Bank of America N.A.	6/30/21	(212)
JPY	2,698,920	USD	24,807	Bank of America N.A.	6/30/21	(101)
JPY	2,404,437	USD	22,100	Bank of America N.A.	6/30/21	(90)
JPY	2,222,640	USD	20,388	Bank of America N.A.	6/30/21	(42)
JPY	1,618,110	USD	14,815	Bank of America N.A.	6/30/21	(3)
JPY	2,656,800	USD	24,604	Bank of America N.A.	6/30/21	(283)
JPY	3,658,770	USD	33,303	Bank of America N.A.	6/30/21	190
JPY	1,560,701	USD	14,274	Bank of America N.A.	6/30/21	13
JPY	1,709,100	USD	15,711	Bank of America N.A.	6/30/21	(66)
USD	726,918	JPY	78,968,506	Bank of America N.A.	5/19/21	4,297
USD	4,145,361	JPY	450,889,827	Bank of America N.A.	5/19/21	19,381
USD	353,799	JPY	38,549,002	Bank of America N.A.	6/30/21	916
USD	658,358	JPY	71,733,060	Bank of America N.A.	6/30/21	1,704
USD	14,559	JPY	1,582,764	Bank of America N.A.	6/30/21	70
USD	16,329	JPY	1,808,100	Bank of America N.A.	6/30/21	(222)
USD	13,812	JPY	1,525,860	Bank of America N.A.	6/30/21	(156)
USD	20,020	JPY	2,178,900	Bank of America N.A.	6/30/21	74
USD	31,776	JPY	3,435,452	Bank of America N.A.	6/30/21	327
USD	51,683	JPY	5,580,797	Bank of America N.A.	6/30/21	595
USD	55,774	JPY	6,009,907	Bank of America N.A.	6/30/21	758
USD	36,082	JPY	3,897,763	Bank of America N.A.	6/30/21	402
USD	20,545	JPY	2,219,400	Bank of America N.A.	6/30/21	229
KRW	380,192,507	USD	336,826	Goldman Sachs & Co.	6/16/21	3,258
USD	17,362	KRW	19,650,384	Goldman Sachs & Co.	6/16/21	(215)
KZT	119,784,230	USD	281,283	Goldman Sachs & Co.	6/16/21	(4,958)
MXN	10,551,974	USD	505,610	Goldman Sachs & Co.	6/16/21	12,829
USD	439,872	MXN	9,205,149	Goldman Sachs & Co.	6/16/21	(12,395)
USD	462,242	MXN	9,278,803	Goldman Sachs & Co.	6/16/21	6,357
MYR	2,188,312	USD	535,563	Goldman Sachs & Co.	6/16/21	(2,665)
USD	180,422	MYR	743,700	Goldman Sachs & Co.	6/16/21	(684)
NOK	187,392	USD	22,062	UBS AG	6/30/21	452
NOK	134,522	USD	16,220	UBS AG	6/30/21	(58)
USD	264,550	NOK	2,226,452	UBS AG	6/16/21	(2,940)

USD	400,223	NOK	3,394,073	UBS AG	6/30/21	(7,554)
USD	16,165	NOK	136,805	UBS AG	6/30/21	(271)
NZD	1,026,259	USD	740,277	Bank of America N.A.	6/16/21	(6,002)
USD	688,904	NZD	961,847	Bank of America N.A.	6/16/21	716
USD	360,042	NZD	501,899	Bank of America N.A.	6/16/21	941
PEN	7,127,169	USD	1,930,907	Goldman Sachs & Co.	6/16/21	(46,727)
USD	906,319	PEN	3,402,320	Goldman Sachs & Co.	6/16/21	6,862
USD	476,747	PEN	1,831,901	Goldman Sachs & Co.	6/16/21	(7,545)
USD	477,078	PEN	1,833,840	Goldman Sachs & Co.	6/16/21	(7,727)
USD	915,105	PHP	44,762,362	Goldman Sachs & Co.	6/16/21	(6,239)
USD	172,238	PLN	658,828	UBS AG	6/16/21	(1,529)
USD	80,770	RUB	5,983,047	Goldman Sachs & Co.	6/16/21	1,619
SEK	3,999,717	USD	473,479	UBS AG	6/16/21	(824)
USD	343,107	SEK	2,916,207	UBS AG	6/16/21	(1,507)
USD	212,898	SGD	285,549	Bank of America N.A.	6/16/21	(1,648)
USD	1,285,820	THB	39,446,379	Goldman Sachs & Co.	6/16/21	19,296
TRY	5,150,692	USD	674,483	UBS AG	6/16/21	(65,844)
USD	602,420	TRY	5,150,692	UBS AG	6/16/21	(6,219)
						$(286,853)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	10	June 2021	$1,127,793	$2,230
U.K. Gilt 10-Year Bonds	17	June 2021	2,997,416	(18,441)
U.S. Treasury 2-Year Notes	150	June 2021	33,113,672	(12,197)
			$37,238,881	$(28,408)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	159	June 2021	$20,992,969	$15,179
U.S. Treasury 10-Year Ultra Notes	24	June 2021	3,493,125	(570)
			$24,486,094	$14,609
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 35	Sell	5.00%	12/20/25	$3,652,000	$307,898	$74,385	$382,283
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,684,861. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)The rate indicated is the yield to maturity at purchase.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $598,660.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $56,959,110, which represented 6.1% of total net assets.
(7)Security is a zero-coupon bond.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,796,267, which includes securities collateral of $929,635.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	379,324,540	—	—
Common Stocks	198,158,693	54,902,374	—
U.S. Treasury Securities	—	118,209,230	—
Corporate Bonds	—	44,683,562	—
Sovereign Governments and Agencies	—	39,910,820	—
Commercial Paper	—	16,560,379	—
Municipal Securities	—	15,666,690	—
Collateralized Loan Obligations	—	14,697,700	—
Collateralized Mortgage Obligations	—	7,869,319	—
U.S. Government Agency Mortgage-Backed Securities	—	5,790,078	—
Asset-Backed Securities	—	4,434,424	—
Preferred Stocks	—	2,334,165	—
Certificates of Deposit	—	1,700,170	—
Exchange-Traded Funds	131,955	—	—
Rights	—	545	—
Temporary Cash Investments	32,330,915	—	—
Temporary Cash Investments - Securities Lending Collateral	866,632	—	—
	610,812,735	326,759,456	—
Other Financial Instruments
Futures Contracts	15,179	2,230	—
Swap Agreements	—	382,283	—
Forward Foreign Currency Exchange Contracts	—	222,369	—
	15,179	606,882	—
Liabilities
Other Financial Instruments
Futures Contracts	12,767	18,441	—
Forward Foreign Currency Exchange Contracts	—	509,222	—
	12,767	527,663	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)

American Century Diversified Corporate Bond ETF	$28,680	—	—	$(469)	$28,211	541	—	$773
American Century Focused Dynamic Growth ETF	42,360	—	$17,620	4,031	28,771	361	$6,535	4
American Century Focused Large Cap Value ETF	23,269	$11,407	—	6,222	40,898	684	—	334
American Century Quality Diversified International ETF	28,262	1,071	5,158	5,709	29,884	579	836	267
American Century STOXX U.S. Quality Growth ETF	58,991	—	18,102	5,847	46,736	698	8,004	88
American Century STOXX U.S. Quality Value ETF	39,459	8,233	—	13,313	61,005	1,237	—	621
Avantis Emerging Markets Equity ETF	35,487	431	19,606	5,136	21,448	318	5,256	428
Avantis International Equity ETF	27,401	1,237	6,086	7,197	29,749	477	480	277
Avantis International Small Cap Value ETF	8,434	85	1,749	3,232	10,002	155	407	123
Avantis U.S. Equity ETF	56,954	778	11,647	17,180	63,265	872	3,995	609
Avantis U.S. Small Cap Value ETF	12,181	5,128	5,178	7,225	19,356	262	1,135	172
	$361,478	$28,370	$85,146	$74,623	$379,325	6,184	$26,648	$3,696
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.